EQUITY - Preferred Securities Held by Brookfield (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Beginning balance	$ 17,308	$ 18,204	$ 18,532
Ending balance	15,321	17,308	18,204
Preferred securities held by Brookfield
Disclosure of classes of share capital [line items]
Beginning balance	740	740	740
Ending balance	$ 740	$ 740	$ 740